INCOME TAXES (Details Textual)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Income Taxes [Line Items]
Effective Income Tax Rate Reconciliation, at Federal Statutory Income Tax Rate	0.00%	0.00%	0.00%
NAI Interactive Ltd [Member]
Income Taxes [Line Items]
Effective Income Tax Rate Reconciliation, at Federal Statutory Income Tax Rate	26.00%
Chineseworldnet.Com (Hong Kong) Ltd [Member]
Income Taxes [Line Items]
Effective Income Tax Rate Reconciliation, at Federal Statutory Income Tax Rate	16.50%
Chineseworldnet.Com (Shanghai) Ltd [Member]
Income Taxes [Line Items]
Effective Income Tax Rate Reconciliation, at Federal Statutory Income Tax Rate	25.00%